Obligations for pension and similar liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Obligations For Pension And Similar Liabilities
Post-Employment Plans, Personnel expenses - Costs of current services	R$ 586	R$ (911)	R$ 1,432
Other Similar Obligations, Personnel expenses - Costs of current services	5,694	4,903	5,015
Post-Employment Plans, Interest and similar income and expenses - Interest cost (net)	(115,866)	(198,288)	2,175,565
Other Similar Obligations, Interest and similar income and expenses - Interest cost (net)	(52,667)	(42,656)	427,484
Post-Employment Plans, Interest and similar income and expenses - Interest on unrecognized assets	273,924	308,381	(2,064,384)
Other Similar Obligations, Interest and similar income and expenses - Interest on unrecognized assets	99,728	84,729	(382,028)
Post-Employment Plans, Other movements - Extraordinary charges	(67)	(280)	41,546
Other Similar Obligations, Other movements - Extraordinary Charges		(91)	31
Post-Employment Plans, Total	158,577	108,902	154,159
Other Similar Obligations, Total	R$ 52,755	R$ 46,885	R$ 50,502